Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]
Revenue:
Rental	$ 207,156	$ 622,350	$ 227,637	$ 671,960
Sales	228,717	684,171	240,904	682,429
Total revenue	435,873	1,306,521	468,541	1,354,389
Rental expenses	100,810	348,387	99,901	317,414
Cost of sales	58,613	190,454	58,033	171,823
Gross profit	276,450	767,680	310,607	865,152
Selling, general and administrative expenses	142,778	445,781	145,659	423,446
Research and development expenses	17,376	53,686	20,806	62,411
Acquired intangible asset amortization	49,733	172,260	8,855	26,567
Operating earnings (loss)	66,563	95,953	135,287	352,728
Interest income and other	174	630	297	766
Interest expense	(124,351)	(379,280)	(17,314)	(55,311)
Foreign currency gain (loss)	(7,406)	(1,872)	(2,117)	(2,142)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(65,020)	(284,569)	116,153	296,041
Earnings (loss) from continuing operations before income taxes (benefit)	(65,020)	(284,569)	116,153	296,041
Income tax expense (benefit)	(27,176)	(107,125)	32,354	82,359
Earnings (loss) from continuing operations	(37,844)	(177,444)	83,799	213,682
Earnings (loss) from discontinued operations, net of tax	2,032	(3,680)	6,927	26,887
Net earnings (loss)	$ (35,812)	$ (181,124)	$ 90,726	$ 240,569